EQUITY INCENTIVE PLANS - Disclosure of outstanding restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Incentive Plans [Abstract]
Number of shares issued or issuable on vesting at beginning of period	655,743	631,576
RSUs Granted	986,682	444,541
RSUs Converted to common shares	(506,241)	(267,907)
RSUs Forfeited	(51,796)	(152,467)
Number of shares issued or issuable on vesting at end of period	1,084,388	655,743